Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of dividends [Table Text Block]
Declaration date	Dividend per share	Record date	Payment date	Dividends payable
	$			$

February 23, 2023	0.055	March 31, 2023	April 14, 2023	10,160,000
May 10, 2023	0.060	June 30, 2023	July 14, 2023	11,103,000
August 9, 2023	0.060	September 29, 2023	October 16, 2023	11,109,000
November 8, 2023	0.060	December 29, 2023	January 15, 2024	11,121,000
Year 2023	0.235			43,493,000

February 24, 2022	0.055	March 31, 2022	April 14, 2022	10,167,000
May 12, 2022	0.055	June 30, 2022	July 15, 2022	10,177,000
August 9, 2022	0.055	September 30, 2022	October 14, 2022	10,109,000
November 9, 2022	0.055	December 30, 2022	January 16, 2023	10,121,000
Year 2022	0.220			40,574,000

Disclosure of objectives, policies and processes for managing capital [Table Text Block]
	December 31,	December 31,
	2023	2022
	$	$
Long-term debt	191,879	147,950
Total equity	1,650,498	1,737,211
Undrawn revolving credit facility(i)	357,901	400,000
	2,200,278	2,285,161

(i) Excluding the potential additional available credit (accordion) of $200.0 million as at December 31, 2023 and 2022 (Note 16).